STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.4%
Australia - 7.1%
Ampol Ltd.	4,587	[a]	109,197
ANZ Group Holdings Ltd.	59,064		1,048,264
APA Group	25,228		140,160
Aristocrat Leisure Ltd.	11,631		335,224
ASX Ltd.	3,934	[a]	168,395
Aurizon Holdings Ltd.	34,669	[a]	85,642
BHP Group Ltd.	63,529	[a]	1,955,993
BHP Group Ltd.	36,089	[a]	1,107,511
BlueScope Steel Ltd.	8,837	[a]	135,811
Brambles Ltd.	26,994	[a]	258,259
CAR Group Ltd.	7,053	[a]	151,391
Cochlear Ltd.	1,295	[a]	256,904
Coles Group Ltd.	26,687	[a]	276,871
Commonwealth Bank of Australia	32,942	[a]	2,524,151
Computershare Ltd.	10,698	[a]	178,209
CSL Ltd.	9,494	[a]	1,865,100
Dexus	21,094		107,022
Ebos Group Ltd.	3,169	[a,b]	72,567
Endeavour Group Ltd.	27,689	[a]	101,392
Fortescue Ltd.	33,282	[a]	646,655
Goodman Group	33,476		554,497
IDP Education Ltd.	4,968	[a]	63,553
Igo Ltd.	13,676	[a]	66,478
Insurance Australia Group Ltd.	47,138	[a]	185,706
Macquarie Group Ltd.	7,216		900,055
Medibank Private Ltd.	52,681	[a]	132,437
Mineral Resources Ltd.	3,576	[a]	138,206
Mirvac Group	79,418		112,064
National Australia Bank Ltd.	61,494		1,304,654
Northern Star Resources Ltd.	22,325	[a]	190,856
Orica Ltd.	9,143		96,550
Origin Energy Ltd.	33,577		187,936
Pilbara Minerals Ltd.	54,615	[a,b]	124,375
Qantas Airways Ltd.	16,245	[a]	58,754
QBE Insurance Group Ltd.	29,765	[a]	309,360
Ramsay Health Care Ltd.	3,516	[a]	117,507
REA Group Ltd.	1,036	[a,b]	123,415
Reece Ltd.	4,215	[a]	62,202
Rio Tinto Ltd.	7,365	[a]	639,084

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Australia - 7.1% (continued)
Santos Ltd.	64,781	[a]	332,114
Scentre Group	103,453	[a]	205,349
SEEK Ltd.	7,249	[a]	119,106
Sonic Healthcare Ltd.	8,733	[a]	182,501
South32 Ltd.	89,088	[a]	196,150
Stockland	45,544		135,820
Suncorp Group Ltd.	25,269	[a]	234,428
Telstra Group Ltd.	80,582	[a]	212,435
The GPT Group	37,508		113,678
The Lottery Corp. Ltd.	44,705	[a]	147,728
Transurban Group	60,685		534,332
Treasury Wine Estates Ltd.	15,691	[a]	110,107
Vicinity Centres	74,809	[a]	99,729
Washington H Soul Pattinson & Co. Ltd.	4,440		99,672
Wesfarmers Ltd.	22,297	[a]	848,329
Westpac Banking Corp.	68,965		1,087,035
WiseTech Global Ltd.	3,241	[a]	152,528
Woodside Energy Group Ltd.	11,479	[a]	240,343
Woodside Energy Group Ltd.	25,838	[a]	541,544
Woolworths Group Ltd.	24,008	[a]	563,566
			23,048,901
Austria - .2%
Erste Group Bank AG	6,736	[a]	291,466
OMV AG	2,798	[a]	124,455
Verbund AG	1,286	[a]	104,692
Voestalpine AG	2,414	[a]	71,271
			591,884
Belgium - .8%
Ageas SA	3,235	[a]	138,561
Anheuser-Busch InBev SA	17,071	[a]	1,056,322
D'ieteren Group	400	[a]	80,555
Elia Group SA	602		72,467
Groupe Bruxelles Lambert NV	291	[a]	22,007
Groupe Bruxelles Lambert NV	1,430	[a]	108,146
KBC Group NV	4,968		323,792
Lotus Bakeries NV	8	[a]	68,207
Sofina SA	313	[a]	74,614
Syensqo SA	1,431	[a]	127,569
UCB SA	2,507	[a]	235,184
Umicore SA	4,287	[a]	97,395
Warehouses De Pauw, CVA	3,420		99,760
			2,504,579
Chile - .1%
Antofagasta PLC	7,761	[a]	168,792

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Denmark - 3.5%
AP Moller - Maersk A/S, Cl. A	57	[a]	103,350
AP Moller - Maersk A/S, Cl. B	94	[a]	173,358
Carlsberg AS, Cl. B	1,943	[a]	249,905
Coloplast A/S, Cl. B	2,647		305,491
Danske Bank A/S	13,744	[a]	369,806
Demant A/S	1,963	[a]	88,985
DSV A/S	3,658		654,077
Genmab A/S	1,283	[a]	355,076
Novo Nordisk A/S, Cl. B	64,136		7,324,989
Novozymes A/S, Cl. B	7,227	[a,b]	370,315
Orsted AS	3,730	[a,c]	205,646
Pandora A/S	1,658	[a]	242,432
Rockwool A/S, Cl. B	170	[a]	46,372
Tryg A/S	7,078		151,392
Vestas Wind Systems A/S	20,011	[a]	560,535
			11,201,729
Finland - 1.0%
Elisa OYJ	2,772		126,080
Fortum OYJ	8,548	[a]	116,562
Kesko OYJ, Cl. B	5,455		106,129
Kone OYJ, Cl. B	6,773		335,207
Metso OYJ	13,019		129,792
Neste OYJ	8,297	[a]	285,912
Nokia OYJ	107,488		388,467
Nordea Bank Abp	62,832	[a]	773,805
Orion OYJ, Cl. B	2,134	[a]	98,357
Sampo OYJ, Cl. A	8,818	[a]	369,583
Stora Enso OYJ, Cl. R	11,173		141,569
UPM-Kymmene OYJ	10,635		386,902
Wartsila OYJ Abp	9,049		133,415
			3,391,780
France - 11.6%
Accor SA	3,817	[a]	150,613
Aeroports de Paris SA	621	[a]	82,909
Air Liquide SA	10,293	[a]	1,929,308
Airbus SE	11,650	[a]	1,860,427
Alstom SA	5,765	[a]	72,846
Amundi SA	1,151	[a,c]	77,893
Arkema SA	1,164	[a]	126,446
AXA SA	35,455	[a]	1,193,646
BioMerieux	830	[a]	89,312
BNP Paribas SA	20,645		1,388,186
Bollore SE	14,626	[a]	96,555
Bouygues SA	3,766	[a]	138,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
France - 11.6% (continued)
Bureau Veritas SA	5,977	[a]	158,421
Capgemini SE	3,070	[a]	687,246
Carrefour SA	11,012	[a]	188,071
Cie Generale des Etablissements Michelin SCA	13,300	[a]	442,961
Compagnie de Saint-Gobain SA	9,041	[a]	640,233
Covivio SA	951	[a]	46,194
Credit Agricole SA	21,185	[a]	305,372
Danone SA	12,654	[a]	843,870
Dassault Aviation SA	410	[a]	77,758
Dassault Systemes SE	13,133	[a]	684,411
Edenred SE	4,842	[a]	289,930
Eiffage SA	1,493	[a]	155,739
Engie SA	35,896	[a]	573,027
EssilorLuxottica SA	5,795	[a]	1,139,338
Eurazeo SE	811	[a]	68,866
Gecina SA	897	[a]	99,220
Getlink SE	7,252	[a]	124,879
Hermes International SCA	622	[a]	1,312,976
Ipsen SA	734	[a]	84,627
Kering SA	1,452		598,964
Klepierre SA	4,330	[a]	111,843
La Francaise des Jeux SAEM	2,092	[a,c]	85,076
Legrand SA	5,210	[a]	506,618
L'Oreal SA	4,740	[a]	2,272,972
LVMH Moet Hennessy Louis Vuitton SE	5,427		4,513,639
Orange SA	36,739		436,745
Pernod Ricard SA	4,000		658,330
Publicis Groupe SA	4,478	[a]	449,476
Remy Cointreau SA	485	[a]	49,084
Renault SA	3,890	[a]	145,858
Safran SA	6,718	[a]	1,258,011
Sanofi SA	22,371	[a]	2,246,307
Sartorius Stedim Biotech	557	[a]	150,142
Schneider Electric SE	10,695	[a]	2,107,852
SEB SA	480	[a]	58,726
Societe Generale SA	14,440	[a]	370,845
Sodexo SA	1,713		193,502
STMicroelectronics NV	13,343		585,847
Teleperformance SE	1,143	[a]	179,339
Thales SA	2,088		305,410
TotalEnergies SE	45,038		2,933,236
Unibail-Rodamco-Westfield	2,317	[a]	165,739
Veolia Environnement SA	13,542	[a]	441,097

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
France - 11.6% (continued)
Vinci SA	9,978		1,262,375
Vivendi SE	13,566	[a]	154,013
Worldline SA	4,538	[a,c]	61,617
			37,431,957
Germany - 7.8%
adidas AG	3,213	[a]	611,374
Allianz SE	7,926	[a]	2,122,240
BASF SE	17,541	[a]	842,791
Bayer AG	19,241	[a]	598,963
Bayerische Motoren Werke AG	6,267	[a]	653,724
Bechtle AG	1,673	[a]	87,349
Beiersdorf AG	1,945	[a]	285,739
Brenntag SE	2,679	[a]	238,126
Carl Zeiss Meditec AG-BR	751		79,991
Commerzbank AG	21,060	[a]	243,387
Continental AG	2,224	[a]	182,808
Covestro AG	3,797	[a,c]	201,315
Daimler Truck Holding AG	10,090	[a]	362,676
Delivery Hero SE	3,406	[a,c]	78,400
Deutsche Bank AG	38,093		495,712
Deutsche Boerse AG	3,734	[a]	745,196
Deutsche Lufthansa AG	12,026	[a]	100,571
Deutsche Telekom AG	63,700		1,565,751
DHL Group	19,481	[a]	937,426
E.ON SE	44,494	[a]	603,934
Evonik Industries AG	4,408	[a]	81,917
Fresenius Medical Care AG & Co. KGaA	4,135	[a]	160,581
Fresenius SE & Co. KGaA	8,338	[a]	234,562
GEA Group AG	3,240	[a]	130,250
Hannover Rueck SE	1,164	[a]	279,094
Heidelberg Materials AG	2,694	[a]	250,014
HelloFresh SE	3,206	[a]	42,760
Henkel AG & Co. KGaA	2,090	[a]	143,346
Infineon Technologies AG	25,666		935,904
Knorr-Bremse AG	1,450	[a]	89,708
LEG Immobilien SE	1,500	[a]	125,263
Mercedes-Benz Group AG	15,769	[a]	1,071,022
Merck KGaA	2,575	[a]	424,099
MTU Aero Engines AG	1,073	[a]	247,802
Muenchener Rueckversicherungs-Gesellschaft AG	2,682	[a]	1,141,976
Nemetschek SE	1,157	[a]	107,556
Puma SE	2,150	[a]	87,518
Rational AG	93	[a]	71,759

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Germany - 7.8% (continued)
Rheinmetall AG	865	[a]	303,379
RWE AG	12,426		461,003
SAP SE	20,523	[a]	3,571,613
Scout24 SE	1,503	[a,c]	111,344
Siemens AG	14,937		2,691,611
Siemens Energy AG	10,489	[a]	158,295
Siemens Healthineers AG	5,542	[c]	310,594
Symrise AG	2,558	[a]	265,215
Talanx AG	1,264	[a]	88,983
Volkswagen AG	577	[a]	82,059
Vonovia SE	14,368	[a]	449,823
Wacker Chemie AG	388	[a,b]	42,539
Zalando SE	4,518	[a,c]	91,132
			25,290,194
Hong Kong - 2.1%
AIA Group Ltd.	225,600	[a]	1,754,165
BOC Hong Kong Holdings Ltd.	73,000	[a]	173,636
Budweiser Brewing Co. APAC Ltd.	33,300	[a,c]	52,034
CK Asset Holdings Ltd.	38,475	[a]	172,180
CK Hutchison Holdings Ltd.	53,475	[a]	274,082
CK Infrastructure Holdings Ltd.	12,500	[a]	74,062
CLP Holdings Ltd.	32,288		255,945
ESR Group Ltd.	44,600	[a,b,c]	56,928
Futu Holdings Ltd., ADR	1,142	[a]	53,354
Galaxy Entertainment Group Ltd.	42,277	[a]	219,527
Hang Lung Properties Ltd.	38,000		43,945
Hang Seng Bank Ltd.	15,000	[a]	154,871
Henderson Land Development Co. Ltd.	26,138	[a]	68,252
HKT Trust & HKT Ltd.	75,660	[a]	90,869
Hong Kong & China Gas Co. Ltd.	216,267	[a,b]	153,513
Hong Kong Exchanges & Clearing Ltd.	23,542	[a]	714,072
Hongkong Land Holdings Ltd.	22,600	[a]	70,396
Jardine Matheson Holdings Ltd.	3,046	[a]	122,155
Link REIT	51,039		253,860
MTR Corp. Ltd.	31,756	[a]	102,516
New World Development Co. Ltd.	31,141		37,902
Power Assets Holdings Ltd.	28,000	[a]	163,696
Prudential PLC	53,640	[a]	552,688
Sino Land Co. Ltd.	75,631	[a,b]	78,555
SITC International Holdings Co. Ltd.	27,000	[a]	41,011
Sun Hung Kai Properties Ltd.	28,699		265,565
Swire Pacific Ltd., Cl. A	7,500	[a]	57,805
Swire Properties Ltd.	21,200	[a]	39,314
Techtronic Industries Co. Ltd.	27,365	[a]	292,341

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Hong Kong - 2.1% (continued)
The Wharf Holdings Ltd.	22,000	[a]	63,779
WH Group Ltd.	156,885	[a,c]	92,302
Wharf Real Estate Investment Co. Ltd.	30,311	[a]	88,772
Xinyi Glass Holdings Ltd.	34,000	[a]	28,091
			6,662,183
Ireland - 1.3%
AerCap Holdings NV	3,786	[a]	289,856
AIB Group PLC	29,553	[a]	129,571
Bank of Ireland Group PLC	21,423	[a]	196,576
CRH PLC	13,905		982,050
DCC PLC	2,002		145,372
Experian PLC	18,032		751,769
Flutter Entertainment PLC	3,538	[a]	727,460
James Hardie Industries PLC-CDI	8,762	[a]	328,607
Kerry Group PLC, Cl. A	3,157	[a]	280,159
Kingspan Group PLC	3,083	[a]	251,670
Smurfit Kappa Group PLC	5,051	[a]	187,114
			4,270,204
Israel - .7%
Azrieli Group Ltd.	888	[a]	59,712
Bank Hapoalim BM	25,347		216,485
Bank Leumi Le-Israel BM	30,178		230,293
Check Point Software Technologies Ltd.	1,805	[a]	286,869
CyberArk Software Ltd.	809	[a]	188,885
Elbit Systems Ltd.	518		106,517
Global-e Online Ltd.	1,741	[a]	65,758
ICL Group Ltd.	15,943		72,528
Israel Discount Bank Ltd., Cl. A	23,281		112,947
Mizrahi Tefahot Bank Ltd.	3,149		117,601
Monday.com Ltd.	546	[a]	114,682
NICE Ltd.	1,246	[a]	258,885
Teva Pharmaceutical Industries Ltd., ADR	22,029	[a]	266,551
Wix.com Ltd.	1,054	[a]	133,732
			2,231,445
Italy - 2.2%
Amplifon SpA	2,343	[a]	76,307
Assicurazioni Generali SpA	20,248	[a]	452,728
Banco BPM SpA	24,574	[a]	132,370
Davide Campari-Milano NV	10,465	[a]	106,145
DiaSorin SpA	419	[a]	38,519
Enel SpA	159,847		1,090,274
Eni SpA	46,444		742,848
Ferrari NV	2,506	[a]	871,809

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Italy - 2.2% (continued)
FinecoBank SpA	12,040	[a]	174,010
Infrastrutture Wireless Italiane SpA	6,516	[a,c]	79,184
Intesa Sanpaolo SpA	305,421		944,943
Leonardo SpA	7,778	[a]	135,651
Mediobanca Banca Di Credito Finanziario SpA	10,848		144,194
Moncler SpA	4,014	[a]	247,138
Nexi SpA	11,215	[a,c]	86,131
Poste Italiane SpA	10,106	[c]	109,499
Prysmian SpA	5,191	[a]	228,025
Recordati Industria Chimica E Farmaceutica SpA	2,094		115,537
Snam SpA	40,181		196,069
Telecom Italia SpA	210,456	[a,b]	63,431
Terna Rete Elettrica Nazionale	27,765		234,152
UniCredit SpA	31,567	[a]	926,500
			7,195,464
Japan - 22.7%
Advantest Corp.	15,000		591,118
Aeon Co. Ltd.	13,000		311,093
AGC, Inc.	3,660		137,908
Aisin Corp.	2,800		104,586
Ajinomoto Co., Inc.	8,800		361,286
ANA Holdings, Inc.	3,300		73,036
Asahi Group Holdings Ltd.	9,600		357,184
Asahi Intecc Co. Ltd.	4,500		85,508
Asahi Kasei Corp.	24,700		188,193
Astellas Pharma, Inc.	35,395		414,025
Azbil Corp.	2,400		77,617
Bandai Namco Holdings, Inc.	11,850		256,770
Baycurrent Consulting, Inc.	2,700		62,572
Bridgestone Corp.	11,100		482,518
Brother Industries Ltd.	4,700		78,796
Canon, Inc.	19,917		551,631
Capcom Co. Ltd.	3,400		131,399
Central Japan Railway Co.	14,000		349,875
Chubu Electric Power Co., Inc.	12,600		163,821
Chugai Pharmaceutical Co. Ltd.	13,184		475,640
Concordia Financial Group Ltd.	20,200		96,648
Dai Nippon Printing Co. Ltd.	3,800		109,956
Daifuku Co. Ltd.	5,900		116,611
Dai-ichi Life Holdings, Inc.	18,300		403,222
Daiichi Sankyo Co. Ltd.	36,349		1,096,052
Daikin Industries Ltd.	5,200		835,830

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Japan - 22.7% (continued)
Daito Trust Construction Co. Ltd.	1,200		136,568
Daiwa House Industry Co. Ltd.	11,800		364,527
Daiwa House REIT Investment Corp.	46		81,409
Daiwa Securities Group, Inc.	25,700		183,737
Denso Corp.	37,200		582,197
Dentsu Group, Inc.	3,900		103,746
Disco Corp.	1,800		483,482
East Japan Railway Co.	6,000		343,275
Eisai Co. Ltd.	5,000		236,526
ENEOS Holdings, Inc.	56,426		229,220
FANUC Corp.	18,645	[b]	513,868
Fast Retailing Co. Ltd.	3,374		900,864
Fuji Electric Co. Ltd.	2,600		130,095
FUJIFILM Holdings Corp.	7,300		462,801
Fujitsu Ltd.	3,480		491,396
GLP J-REIT	95		84,908
Hamamatsu Photonics K.K.	2,600		102,771
Hankyu Hanshin Holdings, Inc.	4,400		134,825
Hikari Tsushin, Inc.	400		69,755
Hirose Electric Co. Ltd.	533		62,146
Hitachi Construction Machinery Co. Ltd.	2,100		59,667
Hitachi Ltd.	18,180		1,428,050
Honda Motor Co. Ltd.	90,777		1,014,837
Hoshizaki Corp.	2,200		80,019
Hoya Corp.	7,000		887,929
Hulic Co. Ltd.	7,800		86,193
Ibiden Co. Ltd.	2,300		115,767
Idemitsu Kosan Co. Ltd.	19,375		106,970
Iida Group Holdings Co. Ltd.	2,900		43,812
Inpex Corp.	19,000		259,170
Isuzu Motors Ltd.	11,400		155,939
ITOCHU Corp.	23,400		1,063,369
Japan Airlines Co. Ltd.	3,000		57,999
Japan Exchange Group, Inc.	9,700		214,748
Japan Metropolitan Fund Investment Corp.	139		94,269
Japan Post Bank Co. Ltd.	28,800		299,998
Japan Post Holdings Co. Ltd.	40,400		387,805
Japan Post Insurance Co. Ltd.	3,900		73,508
Japan Real Estate Investment Corp.	26		99,637
Japan Tobacco, Inc.	23,600		622,084
JFE Holdings, Inc.	11,160		176,595
JSR Corp.	3,300		90,438
Kajima Corp.	8,100		144,262

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Japan - 22.7% (continued)
Kao Corp.	9,300		369,576
Kawasaki Kisen Kaisha Ltd.	2,700		132,235
KDDI Corp.	29,463		974,915
KDX Realty Investment Corp.	77		83,593
Keisei Electric Railway Co. Ltd.	2,500		113,127
Keyence Corp.	3,840		1,722,536
Kikkoman Corp.	2,600		160,208
Kintetsu Group Holdings Co. Ltd.	3,635		112,243
Kirin Holdings Co. Ltd.	15,300		221,135
Kobe Bussan Co. Ltd.	3,000		76,483
Koei Tecmo Holdings Co. Ltd.	2,340		29,100
Koito Manufacturing Co. Ltd.	3,800		58,359
Komatsu Ltd.	18,100		516,766
Konami Group Corp.	1,900		116,724
Kose Corp.	700		46,146
Kubota Corp.	20,000		303,680
Kyocera Corp.	24,900		364,884
Kyowa Kirin Co. Ltd.	5,405		85,162
Lasertec Corp.	1,500		398,952
LY Corp.	52,100		161,601
M3, Inc.	8,900		140,598
Makita Corp.	4,300	[a]	115,915
Marubeni Corp.	28,100		479,670
Matsukiyococokara & Co.	7,000		127,898
Mazda Motor Corp.	11,000		133,337
McDonald's Holdings Co. Japan Ltd.	1,800	[b]	80,059
MEIJI Holdings Co. Ltd.	4,784		115,983
Minebea Mitsumi, Inc.	7,200		149,249
MISUMI Group, Inc.	5,738		98,930
Mitsubishi Chemical Group Corp.	25,980		156,858
Mitsubishi Corp.	67,794		1,170,681
Mitsubishi Electric Corp.	38,000		559,612
Mitsubishi Estate Co. Ltd.	22,300		309,872
Mitsubishi HC Capital, Inc.	15,800		112,518
Mitsubishi Heavy Industries Ltd.	6,370		425,161
Mitsubishi UFJ Financial Group, Inc.	224,390		2,103,944
Mitsui & Co. Ltd.	25,400		1,028,948
Mitsui Chemicals, Inc.	3,300		97,291
Mitsui Fudosan Co. Ltd.	17,386		436,048
Mitsui O.S.K. Lines Ltd.	6,700		241,465
Mizuho Financial Group, Inc.	47,350		860,531
MonotaRO Co. Ltd.	4,900		46,227
MS&AD Insurance Group Holdings, Inc.	8,457		351,033
Murata Manufacturing Co. Ltd.	33,900		684,292

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Japan - 22.7% (continued)
NEC Corp.	4,780		312,081
NEXON Co. Ltd.	6,600		104,513
Nidec Corp.	8,300		310,799
Nintendo Co. Ltd.	20,450		1,143,892
Nippon Building Fund, Inc.	30		121,592
Nippon Express Holdings, Inc.	1,452		86,480
Nippon Paint Holdings Co. Ltd.	18,300		144,288
Nippon Prologis REIT, Inc.	44		78,354
Nippon Sanso Holdings Corp.	3,500		88,647
Nippon Steel Corp.	16,961		408,931
Nippon Telegraph & Telephone Corp.	587,300		741,468
Nippon Yusen KK	9,540		330,900
Nissan Chemical Corp.	2,300		92,154
Nissan Motor Co. Ltd.	46,900		184,435
Nissin Foods Holdings Co. Ltd.	3,900		126,498
Nitori Holdings Co. Ltd.	1,600		207,838
Nitto Denko Corp.	2,700		223,581
Nomura Holdings, Inc.	59,700		309,063
Nomura Real Estate Holdings, Inc.	2,100		57,545
Nomura Real Estate Master Fund, Inc.	85		93,131
Nomura Research Institute Ltd.	7,749		236,661
NTT Data Group Corp.	12,300		177,099
Obayashi Corp.	12,300		113,789
OBIC Co. Ltd.	1,400		214,782
Odakyu Electric Railway Co. Ltd.	5,900		90,035
Oji Holdings Corp.	17,300		67,912
Olympus Corp.	23,300		345,204
Omron Corp.	3,300		148,037
Ono Pharmaceutical Co. Ltd.	7,900		142,557
Open House Group Co. Ltd.	1,600		50,414
Oracle Corp.	800		63,043
Oriental Land Co. Ltd.	21,400		794,359
ORIX Corp.	23,000		442,585
Osaka Gas Co. Ltd.	7,300		154,109
Otsuka Corp.	2,100		88,347
Otsuka Holdings Co. Ltd.	8,300		326,649
Pan Pacific International Holdings Corp.	7,400		163,329
Panasonic Holdings Corp.	43,195		405,897
Rakuten Group, Inc.	28,600		125,580
Recruit Holdings Co. Ltd.	28,300		1,120,959
Renesas Electronics Corp.	28,800	[a]	474,258
Resona Holdings, Inc.	41,300		229,186
Ricoh Co. Ltd.	10,200		80,423
Rohm Co. Ltd.	6,200		108,526

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Japan - 22.7% (continued)
SBI Holdings, Inc.	5,030		123,569
SCSK Corp.	3,100		60,958
Secom Co. Ltd.	4,100		297,097
Seiko Epson Corp.	5,300		77,699
Sekisui Chemical Co. Ltd.	7,400		105,814
Sekisui House Ltd.	11,900		268,560
Seven & i Holdings Co. Ltd.	14,760		587,614
SG Holdings Co. Ltd.	6,100		78,932
Sharp Corp.	5,500	[a]	36,969
Shimadzu Corp.	4,800		132,811
Shimano, Inc.	1,500		215,982
Shimizu Corp.	10,400		69,994
Shin-Etsu Chemical Co. Ltd.	35,800		1,410,742
Shionogi & Co. Ltd.	5,200		250,108
Shiseido Co. Ltd.	7,900		223,919
Shizuoka Financial Group, Inc.	9,500		86,988
SMC Corp.	1,100		612,152
Softbank Corp.	56,500		751,076
SoftBank Group Corp.	20,140		870,736
Sompo Holdings, Inc.	5,870		305,111
Sony Group Corp.	24,780		2,448,369
Square Enix Holdings Co. Ltd.	1,800		70,351
Subaru Corp.	12,200		244,712
Sumco Corp.	7,100		107,487
Sumitomo Chemical Co. Ltd.	27,300		64,642
Sumitomo Corp.	20,300		465,428
Sumitomo Electric Industries Ltd.	14,100		187,637
Sumitomo Metal Mining Co. Ltd.	5,000		138,107
Sumitomo Mitsui Financial Group, Inc.	25,000		1,302,714
Sumitomo Mitsui Trust Holdings, Inc.	12,828		263,751
Sumitomo Realty & Development Co. Ltd.	5,600		176,104
Suntory Beverage & Food Ltd.	2,600		85,167
Suzuki Motor Corp.	7,300		332,133
Sysmex Corp.	3,300		178,018
T&D Holdings, Inc.	9,800		163,664
Taisei Corp.	3,400		123,961
Takeda Pharmaceutical Co. Ltd.	31,023		912,394
TDK Corp.	7,700		382,874
Terumo Corp.	13,200		445,591
The Chiba Bank Ltd.	10,000		74,377
The Kansai Electric Power Company, Inc.	13,999		191,674
TIS, Inc.	4,500		100,416
Tobu Railway Co. Ltd.	3,800		100,664

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Japan - 22.7% (continued)
Toho Co. Ltd.	2,100		68,438
Tokio Marine Holdings, Inc.	35,400		937,757
Tokyo Electric Power Co. Holdings, Inc.	29,772	[a]	158,537
Tokyo Electron Ltd.	9,300		1,724,200
Tokyo Gas Co. Ltd.	7,300		167,882
Tokyu Corp.	10,010		117,491
Toppan Holdings, Inc.	5,000		137,697
Toray Industries, Inc.	27,300		136,828
Tosoh Corp.	5,300		68,423
TOTO Ltd.	2,600		70,491
Toyota Industries Corp.	2,900		244,932
Toyota Motor Corp.	208,375		4,142,224
Toyota Tsusho Corp.	4,100		268,373
Trend Micro, Inc.	2,700		153,935
Unicharm Corp.	7,900		272,749
USS Co. Ltd.	3,800		71,974
West Japan Railway Co.	4,300		178,911
Yakult Honsha Co. Ltd.	5,200		114,027
Yamaha Corp.	2,700		59,711
Yamaha Motor Co. Ltd.	17,400		164,714
Yamato Holdings Co. Ltd.	5,200		90,036
Yaskawa Electric Corp.	4,600		173,063
Yokogawa Electric Corp.	4,700		92,426
Zensho Holdings Co. Ltd.	1,900		92,826
ZOZO, Inc.	2,700		59,312
			73,471,574
Jordan - .0%
Hikma Pharmaceuticals PLC	3,276	[a]	79,950
Luxembourg - .2%
ArcelorMittal SA	10,215		280,148
Eurofins Scientific SE	2,599	[a]	156,869
Tenaris SA	9,535		151,152
			588,169
Macau - .0%
Sands China Ltd.	46,213	[a]	121,188
Netherlands - 5.0%
ABN AMRO Bank NV-CVA	9,364	[a,c]	138,476
Adyen NV	430	[a,c]	538,291
Aegon Ltd.	32,127	[a]	189,664
Akzo Nobel NV	3,380	[a]	258,691
argenx SE	1,158	[a]	438,943
ASM International NV	921	[a]	512,877
ASML Holding NV	7,923		6,790,387
ASR Nederland NV	3,034	[a]	143,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Netherlands - 5.0% (continued)
BE Semiconductor Industries NV	1,490	[a]	225,074
Euronext NV	1,717	[a,c]	151,180
EXOR NV	1,852	[a]	179,726
Heineken Holding NV	2,545	[a]	213,139
Heineken NV	5,660	[a]	569,646
IMCD NV	1,104	[a]	168,042
ING Groep NV	71,136		1,011,813
JDE Peet's NV	1,995		49,214
Koninklijke Ahold Delhaize NV	18,882	[a]	530,438
Koninklijke KPN NV	65,449		222,650
Koninklijke Philips NV	15,729		335,895
NN Group NV	5,116	[a]	209,509
OCI NV	2,209	[a]	63,116
Prosus NV	28,743		856,462
QIAGEN NV	4,328	[a]	188,991
Randstad NV	2,251	[a]	127,633
Stellantis NV	14,164	[a]	312,607
Stellantis NV	29,317	[a]	645,809
Universal Music Group NV	16,072	[a]	473,178
Wolters Kluwer NV	4,932	[a]	727,464
			16,272,137
New Zealand - .2%
Auckland International Airport Ltd.	26,832	[a]	138,341
Fisher & Paykel Healthcare Corp. Ltd.	11,221		162,380
Mercury NZ Ltd.	12,516	[a]	51,641
Meridian Energy Ltd.	24,249	[a]	82,236
Spark New Zealand Ltd.	36,770	[a]	119,285
Xero Ltd.	2,809	[a,b]	201,000
			754,883
Norway - .6%
Adevinta ASA	7,183	[a]	77,196
Aker BP ASA	6,119		162,276
DNB Bank ASA	18,041		349,960
Equinor ASA	17,843		511,648
Gjensidige Forsikring ASA	3,811		61,438
Kongsberg Gruppen ASA	1,795	[a]	91,607
Mowi ASA	9,109		163,786
Norsk Hydro ASA	26,090	[a]	151,539
Orkla ASA	14,348	[a]	112,387
SalMar ASA	1,467	[a]	81,531
Telenor ASA	12,063	[a]	133,848
Yara International ASA	3,374	[a]	111,187
			2,008,403

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Portugal - .2%
EDP - Energias de Portugal SA	60,564	[a]	270,204
Galp Energia SGPS SA	8,866	[a]	139,046
Jeronimo Martins SGPS SA	5,684	[a]	129,582
			538,832
Singapore - 1.3%
Capitaland Ascendas REIT	71,727		155,359
CapitaLand Integrated Commercial Trust	101,477	[a]	151,200
CapitaLand Investment Ltd.	51,900	[a]	113,849
City Developments Ltd.	9,800	[a]	44,417
DBS Group Holdings Ltd.	35,648		844,070
Genting Singapore Ltd.	115,727	[a]	86,989
Grab Holdings Ltd., Cl. A	36,481	[a]	111,997
Jardine Cycle & Carriage Ltd.	2,000	[a]	38,483
Keppel Ltd.	29,600		157,020
Mapletree Logistics Trust	67,611		77,294
Mapletree Pan Asia Commercial Trust	49,700		53,744
Oversea-Chinese Banking Corp. Ltd.	66,524	[a]	635,918
Sea Ltd., ADR	7,291	[a]	278,079
Seatrium Ltd.	897,420	[a,b]	66,546
Sembcorp Industries Ltd.	17,800	[a]	74,578
Singapore Airlines Ltd.	28,933	[b]	143,265
Singapore Exchange Ltd.	17,400		121,197
Singapore Technologies Engineering Ltd.	29,700		82,073
Singapore Telecommunications Ltd.	159,451		283,672
United Overseas Bank Ltd.	24,963	[a]	525,278
UOL Group Ltd.	9,211	[a]	42,700
Wilmar International Ltd.	38,900	[a]	94,987
			4,182,715
Spain - 2.6%
Acciona SA	464	[a]	60,061
ACS Actividades de Construccion y Servicios SA	4,124		162,803
Aena SME SA	1,481	[a,c]	262,127
Amadeus IT Group SA	8,854		618,923
Banco Bilbao Vizcaya Argentaria SA	117,242	[a]	1,098,932
Banco Santander SA	318,073		1,277,915
CaixaBank SA	80,437	[a]	343,645
Cellnex Telecom SA	11,053	[c]	425,602
Corp Acciona Energias Renovables SA	1,405	[a,b]	36,467
EDP Renovaveis SA	5,796	[a,b]	93,578
Enagas SA	5,005		81,456
Endesa SA	6,346		125,631
Ferrovial SE	9,970	[a]	380,650
Grifols SA	6,175	[a]	67,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Spain - 2.6% (continued)
Iberdrola SA	120,209		1,448,311
Iberdrola SA	2,073	[a]	25,030
Industria de Diseno Textil SA	21,438		916,360
Natural Energy Group SA	2,335		62,937
Redeia Corp. SA	8,157		135,648
Repsol SA	24,935		367,966
Telefonica SA	95,614		390,564
			8,381,867
Sweden - 3.0%
Alfa Laval AB	5,575	[a]	205,010
Assa Abloy AB, Cl. B	19,852		544,669
Atlas Copco AB, Cl. A	52,790		842,275
Atlas Copco AB, Cl. B	31,166		431,013
Beijer Ref AB	7,525	[b]	101,888
Boliden AB	5,219	[a]	137,588
Epiroc AB, Cl. A	13,131		231,107
Epiroc AB, Cl. B	7,380		114,912
EQT AB	6,838		182,766
Essity AB, Cl. B	11,760		276,539
Evolution AB	3,572	[c]	418,029
Fastighets AB Balder, Cl. B	12,577	[a,b]	83,904
Getinge AB, Cl. B	4,289		91,878
H & M Hennes & Mauritz AB, Cl. B	12,669		178,358
Hexagon AB, Cl. B	40,595		442,440
Holmen AB, Cl. B	1,560		61,558
Husqvarna AB, Cl. B	6,203	[a]	47,915
Industrivarden AB, Cl. A	2,660	[a]	83,529
Industrivarden AB, Cl. C	2,992	[a]	93,818
Indutrade AB	5,472		132,947
Investment AB Latour, Cl. B	2,748	[a]	68,870
Investor AB, Cl. B	33,964		799,991
L E Lundbergforetagen AB, Cl. B	1,438	[a]	74,885
Lifco AB, Cl. B	4,434	[a]	107,398
Nibe Industrier AB, Cl. B	30,665	[a]	183,504
Saab AB, Cl. B	1,603	[a]	103,579
Sagax AB, Cl. B	3,725	[a]	90,092
Sandvik AB	20,822		435,795
Securitas AB, Cl. B	9,450		91,654
Skandinaviska Enskilda Banken AB, Cl. A	31,636		448,649
Skanska AB, Cl. B	6,944	[a]	120,408
SKF AB, Cl. B	6,780		133,302
Svenska Cellulosa AB SCA, Cl. B	12,240		166,578
Svenska Handelsbanken AB, Cl. A	28,809	[a]	310,733
Swedbank AB, Cl. A	16,415		334,797

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Sweden - 3.0% (continued)
Swedish Orphan Biovitrum AB	3,911	[a]	109,602
Tele2 AB, Cl. B	10,829		92,379
Telefonaktiebolaget LM Ericsson, Cl. B	58,112		321,190
Telia Co. AB	46,126		119,134
Volvo AB, Cl. A	4,030		98,989
Volvo AB, Cl. B	29,658		708,259
Volvo Car AB, Cl. B	12,960	[a]	33,772
			9,655,703
Switzerland - 10.2%
ABB Ltd.	31,440	[a]	1,329,688
Adecco Group AG	3,121	[a]	135,205
Alcon, Inc.	9,821	[a]	736,551
Avolta AG	1,937	[a]	74,263
Bachem Holding AG	615	[a,b]	41,105
Baloise Holding AG	920	[a]	147,192
Banque Cantonale Vaudoise	612	[a]	78,411
Barry Callebaut AG	70		102,401
BKW AG	418	[a]	66,488
Chocoladefabriken Lindt & Spruengli AG	2	[a]	253,535
Chocoladefabriken Lindt & Spruengli AG-PC	19	[a]	241,793
Cie Financiere Richemont SA, CI. A	10,259	[a]	1,531,671
Clariant AG	4,234	[a]	54,344
Coca-Cola HBC AG	4,217	[a]	124,137
DSM-Firmenich AG	3,631	[a]	382,718
EMS-Chemie Holding AG	132	[a]	99,669
Geberit AG	654	[a]	377,513
Givaudan SA	180		748,853
Glencore PLC	205,721	[a]	1,094,640
Helvetia Holding AG	729	[a]	105,484
Holcim Ltd.	10,244	[a]	787,190
Julius Baer Group Ltd.	4,050		221,178
Kuehne + Nagel International AG	1,083	[a]	369,842
Logitech International SA	3,232	[a]	270,842
Lonza Group AG	1,464		716,168
Nestle SA	52,474	[a]	5,983,012
Novartis AG	40,284		4,172,174
Partners Group Holding AG	450	[a]	611,488
Roche Holding AG	13,808	[a]	3,945,190
Roche Holding AG-BR	638	[a]	193,056
Sandoz Group AG	8,116	[a]	278,527
Schindler Holding AG	451	[a]	107,252
Schindler Holding AG-PC	810	[a]	202,700
SGS SA	2,975	[a]	275,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Switzerland - 10.2% (continued)
Sig Group AG	6,078	[a]	127,018
Sika AG	2,996	[a]	826,958
Sonova Holding AG	981	[a]	313,054
Straumann Holding AG	2,160	[a]	331,155
Swiss Life Holding AG	577	[a]	414,676
Swiss Prime Site AG	1,553	[a]	157,294
Swiss Re AG	5,928	[a]	680,788
Swisscom AG	515	[a]	307,875
Temenos AG	1,260	[a]	128,778
The Swatch Group AG	1,118		51,039
The Swatch Group AG-BR	583		136,629
UBS Group AG	64,640	[a]	1,930,582
VAT Group AG	534	[a,c]	249,011
Zurich Insurance Group AG	2,876	[a]	1,463,237
			32,977,613
United Arab Emirates - .0%
NMC Health PLC	4,176	[a,d]	1
United Kingdom - 13.0%
3i Group PLC	19,129		596,973
abrdn PLC	38,506	[a,b]	82,138
Admiral Group PLC	5,128	[a]	163,621
Anglo American PLC	24,973	[a]	592,750
Ashtead Group PLC	8,606		563,390
Associated British Foods PLC	6,790		201,413
AstraZeneca PLC	30,461	[a]	4,054,166
Auto Trader Group PLC	18,441	[c]	170,272
Aviva PLC	54,328	[a]	296,683
BAE Systems PLC	59,760	[a]	890,237
Barclays PLC	296,885	[a]	553,444
Barratt Developments PLC	18,819	[a]	128,128
Berkeley Group Holdings PLC	2,132	[a]	129,270
BP PLC	335,412		1,964,565
British American Tobacco PLC	41,755		1,232,997
BT Group PLC	127,029	[b]	179,983
Bunzl PLC	6,702		272,519
Burberry Group PLC	7,052		116,893
Centrica PLC	107,009	[a]	187,373
Coca-Cola Europacific Partners PLC	4,123		284,075
Compass Group PLC	33,686		928,754
Croda International PLC	2,756	[a]	167,778
Diageo PLC	44,180		1,589,013
Endeavour Mining PLC	3,548		63,040
Entain PLC	12,946	[a]	157,934
GSK PLC	80,481		1,593,841

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
United Kingdom - 13.0% (continued)
Haleon PLC	108,753	[a]	442,948
Halma PLC	7,419		206,139
Hargreaves Lansdown PLC	6,874		66,355
HSBC Holdings PLC	382,957		2,987,959
Imperial Brands PLC	16,665		399,851
Informa PLC	27,381	[a]	269,695
InterContinental Hotels Group PLC	3,278	[a]	310,852
Intertek Group PLC	3,191	[a]	181,041
J Sainsbury PLC	33,229		113,496
JD Sports Fashion PLC	53,043		77,974
Kingfisher PLC	37,964	[a]	105,539
Land Securities Group PLC	13,869		116,790
Legal & General Group PLC	116,140	[a]	373,478
Lloyds Banking Group PLC	1,248,898	[a]	668,176
London Stock Exchange Group PLC	8,185	[a]	926,386
M&G PLC	43,599	[a]	123,353
Melrose Industries PLC	26,666	[a]	199,605
Mondi PLC	8,694		155,121
National Grid PLC	72,484		964,843
NatWest Group PLC	114,480	[a]	324,643
Next PLC	2,389		255,382
Ocado Group PLC	10,807	[a,b]	74,219
Pearson PLC	12,295	[a]	150,875
Persimmon PLC	6,373	[a]	116,907
Phoenix Group Holdings PLC	14,358	[a]	91,440
Reckitt Benckiser Group PLC	14,103	[a]	1,018,409
RELX PLC	37,133	[a]	1,535,787
Rentokil Initial PLC	49,300	[a]	254,536
Rio Tinto PLC	22,130	[a]	1,543,056
Rolls-Royce Holdings PLC	165,416	[a]	628,672
Schroders PLC	15,785	[a]	80,588
Segro PLC	23,027	[a]	254,073
Severn Trent PLC	5,249		172,457
Shell PLC	130,051		4,037,688
Smith & Nephew PLC	17,241	[a]	242,041
Smiths Group PLC	7,014	[a]	143,862
Spirax-Sarco Engineering PLC	1,463	[a]	184,138
SSE PLC	21,454		456,906
St. James's Place PLC	10,977	[a]	89,918
Standard Chartered PLC	44,642	[a]	336,521
Taylor Wimpey PLC	71,658	[a]	133,956
Tesco PLC	139,664	[a]	506,717
The Sage Group PLC	20,320		302,783
Unilever PLC	49,142		2,392,592

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.4% (continued)
United Kingdom - 13.0% (continued)
United Utilities Group PLC		13,090		176,129
Vodafone Group PLC		447,896		382,584
Whitbread PLC		3,799		172,392
Wise PLC, Cl. A		11,669	[a]	118,237
WPP PLC		20,842	[a]	202,105
				42,230,464
Total Common Stocks (cost $169,398,471)				315,252,611
	Preferred Dividend Yield (%)
Preferred Stocks - .4%
Germany - .4%
Bayerische Motoren Werke AG	8.72	1,176	[a]	115,332
Dr Ing hc F Porsche AG	1.26	2,266	[a,c]	193,376
Henkel AG & Co. KGaA	2.62	3,373	[a]	259,418
Porsche Automobil Holding SE	5.37	2,930	[a]	147,453
Sartorius AG	0.43	505	[a]	186,043
Volkswagen AG	7.30	4,031	[a]	521,887
Total Preferred Stocks (cost $981,736)				1,423,509
		Number of Rights
Rights - .0%
Spain - .0%
ACS Actividades de Construccion y Servicios SA expiring 2/19/2024 (cost $2,043)		4,124		1,890
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,391,673)	5.40	4,391,673	[e]	4,391,673

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $839,095)	5.40	839,095	[e]	839,095
Total Investments (cost $175,613,018)		99.5%		321,908,778
Cash and Receivables (Net)		.5%		1,699,101
Net Assets		100.0%		323,607,879

ADR—American Depositary Receipt

BR—Bearer Certificate

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $1,831,881 and the value of the collateral was $1,955,489, consisting of cash collateral of $839,095 and U.S. Government & Agency securities valued at $1,116,394. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $4,245,459 or 1.31% of net assets.

d The fund held Level 3 securities at January 31, 2024. These securities were valued at $1 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	44	3/15/2024	4,829,453	4,912,600	83,147
Gross Unrealized Appreciation				83,147

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,262,829	312,989,781	††	1	315,252,611
Equity Securities - Preferred Stocks	-	1,423,509	††	-	1,423,509
Investment Companies	5,230,768	-		-	5,230,768
Rights	-	1,890	††	-	1,890
Other Financial Instruments:
Futures†††	83,147	-		-	83,147

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2024, accumulated net unrealized appreciation on investments was $146,378,907, consisting of $158,444,917 gross unrealized appreciation and $12,066,010 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.